Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease expiration, description	between 2020 and 2027		Expiration dates between 2016 and 2020.
Rent expense	$ 90,449	$ 70,219	$ 340,000	$ 260,000